STOCK-BASED COMPENSATION - Narrative (Details) $ / shares in Units, $ in Thousands			3 Months Ended			9 Months Ended	12 Months Ended
	Oct. 15, 2021 USD ($)	Sep. 20, 2021 Year $ / shares shares	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Sep. 19, 2021 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 21, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense							$ 54,960	$ 1,730	$ 1,747
Compensation cost not yet recognized				$ 146,253			$ 146,253
Compensation cost not yet recognized, weighted-average period							3 years 8 months 1 day
2021 Equity Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance under various stock-based compensation awards (up to) | shares										27,775
Maximum term of award				10 years
Sales and marketing expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense							$ 3,378	0	0
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense							51,039	$ 1,730	$ 1,747
UARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employees affected | Year		437
Stock-based compensation expense	$ 3,697						$ 32,066
Former employees	362
UARs | Minimum | Nerdy LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							4 years
UARs | Maximum | Nerdy LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							5 years
UARs | Sales and marketing expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 124						$ 2,457
UARs | General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 3,573						$ 29,609
PIUs | Minimum | Nerdy LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							4 years
PIUs | Maximum | Nerdy LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							6 years
Restricted stock awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional hurdle price (in dollars per share) | $ / shares		$ 4
Expected dividends							0.00%	0.00%	0.00%
Granted (in shares) | shares				0		0
Fair Value (per award) | $ / shares				$ 0		$ 0		$ 0.83	$ 0.59
contractual term								7 years	7 years 18 days
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Initial stock price hurdle (in dollars per share) | $ / shares		$ 18
Vesting, stock price, percentage		100.00%
Award vesting rights, maximum (in dollars per share) | $ / shares		$ 42
Granted (in shares) | shares							8,905,388	0	0
Vest date fair value							$ 189
Fair Value (per award) | $ / shares							$ 5.71
Restricted stock units | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion, right to receive (in shares) | shares		1
Employee Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense							$ 408
Granted (in shares) | shares							188,958
Fair Value (per award) | $ / shares							$ 11.5
Employee Warrants | Valuation, Market Approach
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value (per award) | $ / shares							$ 2.16
Employee Warrants | Sales and marketing expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense							$ 79
Employee Warrants | General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense							329
Employee Earnout
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense							2,763
Employee Earnout | Sales and marketing expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense							46
Employee Earnout | General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense							$ 2,717
Stock appreciation rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends							0.00%
contractual term							4 years 3 months 10 days
Restricted stock units - founder's award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares) | shares							9,258,298
Requisite service period							4 years 8 months 12 days
Fair Value (per award) | $ / shares							$ 5.06
contractual term							7 years
Software and Software Development Costs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			$ 606		$ 0		$ 543	$ 0	$ 0